CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets
Current assets	€ 34,759	€ 35,481
Cash and cash equivalents	8,285	12,119
Other financial assets	5,726	2,047
Trade receivables	5,477	6,165
Inventories	12,355	11,136
Income tax receivables	30	23
Other assets	2,886	3,991
Non-current assets
Non-current assets	19,560	19,639
Other financial assets	944	944
Intangible assets	905	819
Property, plant and equipment	17,644	17,799
Other assets	67	77
Total assets	54,319	55,120
Current liabilities
Current liabilities	11,061	11,374
Trade payables	2,590	2,683
Contract liabilities	4,550	4,877
Other financial liabilities	1,232	1,161
Other liabilities and provisions	2,689	2,653
Non-current liabilities
Non-current liabilities	21,714	19,024
Contract liabilities	384	281
Other financial liabilities	21,330	18,743
Equity
Equity	21,544	24,722
Subscribed capital	9,135	9,135
Capital reserves	113,033	112,996
Accumulated deficit	(100,457)	(97,240)
Accumulated other comprehensive income (loss)	(428)	(464)
Equity attributable to the owners of the company	21,283	24,427
Non-controlling interest	261	295
Total equity and liabilities	€ 54,319	€ 55,120